Revenue (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue by client concentration
Revenue	$ 489,650	$ 438,961	$ 446,943